Financial instruments and risk management (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments and risk management
Maximum credit risk exposure	R$ 1,054,064	R$ 1,443,265
Hedge financial instruments (current and non-current)
Financial instruments and risk management
Maximum credit risk exposure	11,194	896
Cash and cash equivalents
Financial instruments and risk management
Maximum credit risk exposure	185,727	135,727
Financial investments
Financial instruments and risk management
Maximum credit risk exposure	96,299	798,786
Trade receivables
Financial instruments and risk management
Maximum credit risk exposure	501,671	340,519
Contract assets
Financial instruments and risk management
Maximum credit risk exposure	217,250	134,388
Other receivables (current and non-current)
Financial instruments and risk management
Maximum credit risk exposure	R$ 41,923	R$ 32,949